CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS (UNAUDITED) - USD ($) $ in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2023
Operating activities
Net income	$ 109	$ 234
Non-cash adjustments:
Share of (income) loss from investments accounted for under the equity method, net	17	20
Stock based equity awards	1	2
Working capital movements:
Due from affiliates	65	(28)
Due to affiliates	39	41
Accounts payable	(107)	(15)
Other non-cash operating items	10	12
Cash provided by (used in) operating activities	134	266
Investing activities
Purchase of tracking option	0	(41)
Cash provided by (used in) investing activities	0	(41)
Financing activities
Stock based compensation prepayment from affiliates	0	104
Change in due to affiliates	29	124
Proceeds (costs) related to issuance of shares	(1)	(1)
Distributions paid to common stockholders	(127)	(254)
Purchase of treasury shares	(35)	(187)
Cash provided by (used in) financing activities	(134)	(214)
Cash and cash equivalents
Change in cash and cash equivalents	0	11
Balance, beginning of period	12	1
Balance, end of period	$ 12	$ 12